Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Public Offering
Public Offering

Note 3—Public Offering

On October 25, 2021, the Company closed on the Public Offering and sale, including the underwriters’ partial exercise of their over-allotment option, of 20,000,000 units at a price of $10.00 per unit (the “Units”). Each Unit consists of one of the Company’s Class A ordinary shares and one-half of one Public Warrant. Each whole Public Warrant offered in the Public Offering is exercisable to purchase one share of the Company’s Class A ordinary shares. See Note 6.

The Company granted the underwriters a 45-day option to purchase up to 2,625,000 additional Units to cover any over-allotments, at the Public Offering price less the underwriting discounts and commissions. At the closing of the Public Offering on October 25, 2021, the underwriters’ exercised 2,500,000 Units of such over-allotment option. The warrants that were issued in connection with 2,500,000 over-allotment units exercised are identical to the Public Warrants and have no net cash settlement provisions. As discussed further in Note 5, after the closing of the Public Offering on October 25, 2021, 31,250 of the outstanding Class B ordinary shares remained forfeitable and in December 2021 those 31,250 shares were surrendered and retired.

The Company paid an underwriting discount of 2.0% of the per Unit price, $4,000,000, to the underwriters at the closing of the Public Offering and was obligated to pay a deferred underwriting fee of 3.5% of the per Unit price, $7,000,000, upon the completion of the Company’s initial Business Combination.

On October 3, 2022, one of the underwriters in the Company’s October 25, 2021 Public Offering agreed to forfeit their 47.5% interest in the deferred underwriting compensation of $7,000,000. As such $3,325,000 was reduced from the deferred underwriting compensation liability and from Class A ordinary share subject to redemption reducing the amount of this liability from $7,000,000 to $3,675,000 at both March 31, 2024 and December 31, 2023. At March 31, 2024 and December 31, 2023, the amount outstanding in the Trust Account was approximately, $23,151,000 and $22,890,000, respectively. Subsequent to March 31, 2024, on April 10, 2024 the remainder of the deferred underwriting fee was waived.

Note 3—Public Offering

On October 25, 2021, the Company closed on the Public Offering and sale, including the underwriters’ partial exercise of their over-allotment option, of 20,000,000 units at a price of $10.00 per unit (the “Units”). Each Unit consists of one of the Company’s Class A ordinary shares and one-half of one Public Warrant. Each whole Public Warrant offered in the Public Offering is exercisable to purchase one share of the Company’s Class A ordinary shares. See Note 6.

The Company granted the underwriters a 45-day option to purchase up to 2,625,000 additional Units to cover any over-allotments, at the Public Offering price less the underwriting discounts and commissions. At the closing of the Public Offering on October 25, 2021, the underwriters’ exercised 2,500,000 Units of such over-allotment option. The warrants that were issued in connection with 2,500,000 over-allotment units exercised are identical to the Public Warrants and have no net cash settlement provisions. As discussed further in Note 5, after the closing of the Public Offering on October 25, 2021, 31,250 of the outstanding Class B ordinary shares remained forfeitable and in December 2021 those 31,250 shares were surrendered and retired.

The Company paid an underwriting discount of 2.0% of the per Unit price, $4,000,000, to the underwriters at the closing of the Public Offering and was obligated to pay a deferred underwriting fee of 3.5% of the per Unit price, $7,000,000, upon the completion of the Company’s initial Business Combination.

On October 3, 2022, one of the underwriters in the Company’s October 25, 2021 Public Offering agreed to forfeit their 47.5% interest in the deferred underwriting compensation of $7,000,000. As such, in October 2022, $3,325,000 was reduced from the deferred underwriting compensation liability and from accumulated deficit. At December 31, 2023 and December 31, 2022, the amount outstanding in the Trust Account was approximately, $22,890,000 and $206,946,000, respectively.